Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a)
................ 234,180 $ 139,177,858
BWX Technologies, Inc. ............... 298,131 33,208,812
Curtiss-Wright Corp. .................. 124,457 44,166,055
HEICO Corp. ...................... 144,062 34,249,300
HEICO Corp. , Class A ................. 265,440 49,393,075
Hexcel Corp. ....................... 264,790 16,602,333
Howmet Aerospace, Inc. ............... 1,321,672 144,551,267
Huntington Ingalls Industries, Inc. ......... 128,452 24,273,574
L3Harris Technologies, Inc. ............. 617,803 129,911,615
Loar Holdings, Inc.
(a) (b)
................. 98,132 7,252,936
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
. 378,803 12,909,606
Standardaero, Inc.
(a) (b)
................. 225,222 5,576,497
Textron, Inc. ....................... 610,265 46,679,170
Woodward, Inc. ..................... 193,366 32,179,970
720,132,068
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 379,386 39,198,162
Expeditors International of Washington, Inc. .. 460,885 51,052,231
GXO Logistics, Inc.
(a)
................. 385,362 16,763,247
107,013,640
Automobile Components — 0.3%
Aptiv plc
(a) (b)
........................ 769,042 46,511,660
BorgWarner, Inc. .................... 709,803 22,564,637
Gentex Corp. ...................... 756,459 21,733,067
Lear Corp. ........................ 176,081 16,674,871
QuantumScape Corp. , Class A
(a) (b)
........ 1,179,710 6,122,695
113,606,930
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 392,958 11,839,824
Lucid Group, Inc.
(a) (b)
.................. 3,264,123 9,857,651
Rivian Automotive, Inc. , Class A
(a) (b)
........ 2,735,232 36,378,586
Thor Industries, Inc. .................. 166,556 15,941,075
74,017,136
Banks — 2.8%
Bank OZK ........................ 345,646 15,391,616
BOK Financial Corp. .................. 73,629 7,837,807
Citizens Financial Group, Inc. ........... 1,462,418 63,995,412
Columbia Banking System, Inc. .......... 681,558 18,408,882
Comerica, Inc. ...................... 412,609 25,519,867
Commerce Bancshares, Inc. ............ 401,988 25,047,872
Cullen/Frost Bankers, Inc. .............. 192,605 25,857,221
East West Bancorp, Inc. ............... 450,609 43,150,318
Fifth Third Bancorp .................. 2,208,132 93,359,821
First Citizens BancShares, Inc. , Class A
(b)
... 39,104 82,627,534
First Hawaiian, Inc. .................. 420,401 10,909,406
First Horizon Corp. ................... 1,749,104 35,226,955
FNB Corp. ........................ 1,161,694 17,169,837
Huntington Bancshares, Inc. ............ 4,716,256 76,733,485
KeyCorp .......................... 3,027,600 51,893,064
M&T Bank Corp. .................... 542,425 101,981,324
NU Holdings Ltd. , Class A
(a)
............. 10,391,160 107,652,418
Pinnacle Financial Partners, Inc. .......... 248,946 28,476,933
Popular, Inc. ....................... 232,994 21,915,416
Prosperity Bancshares, Inc. ............. 291,798 21,986,979
Regions Financial Corp. ............... 2,997,429 70,499,530
Synovus Financial Corp. ............... 469,220 24,038,141
TFS Financial Corp. .................. 161,821 2,032,472
Webster Financial Corp. ............... 560,185 30,933,416
Western Alliance Bancorp .............. 351,312 29,348,604
Wintrust Financial Corp. ............... 211,893 26,425,176
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA ................... 470,030 $ 25,499,127
1,083,918,633
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 28,745 8,622,925
Brown-Forman Corp. , Class A ........... 158,896 5,988,790
Brown-Forman Corp. , Class B, NVS ....... 562,592 21,367,244
Celsius Holdings, Inc.
(a) (b)
............... 574,864 15,141,918
Coca-Cola Consolidated, Inc. ............ 19,817 24,969,222
Molson Coors Beverage Co. , Class B ...... 561,156 32,165,462
108,255,561
Biotechnology — 1.5%
(a)
Alnylam Pharmaceuticals, Inc. ........... 420,940 99,051,391
Apellis Pharmaceuticals, Inc.
(b)
........... 340,557 10,867,174
Biogen, Inc.
(b)
...................... 475,720 72,747,102
BioMarin Pharmaceutical, Inc. ........... 617,020 40,556,725
Exact Sciences Corp.
(b)
................ 598,200 33,612,858
Exelixis, Inc. ....................... 922,133 30,707,029
GRAIL, Inc.
(b)
...................... 86,446 1,543,061
Incyte Corp. ....................... 519,458 35,878,964
Ionis Pharmaceuticals, Inc.
(b)
............ 511,343 17,876,551
Natera, Inc. ........................ 373,238 59,083,575
Neurocrine Biosciences, Inc. ............ 326,164 44,521,386
Roivant Sciences Ltd.
(b)
................ 1,389,319 16,435,644
Sarepta Therapeutics, Inc. .............. 296,901 36,100,193
Ultragenyx Pharmaceutical, Inc. .......... 294,396 12,385,240
United Therapeutics Corp. .............. 142,881 50,414,132
Viking Therapeutics, Inc.
(b)
.............. 350,064 14,086,575
575,867,600
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
............... 3,770,987 82,886,294
Dillard's, Inc. , Class A
(b)
................ 9,902 4,275,090
eBay, Inc. ......................... 1,564,371 96,912,783
Etsy, Inc.
(a) (b)
....................... 363,559 19,228,636
Kohl's Corp. ....................... 364,664 5,119,883
Macy's, Inc. ....................... 898,381 15,209,590
Nordstrom, Inc. ..................... 330,387 7,978,846
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 198,432 21,773,943
253,385,065
Building Products — 1.3%
A O Smith Corp. .................... 389,909 26,595,693
AAON, Inc. ........................ 221,612 26,079,300
Advanced Drainage Systems, Inc. ........ 228,826 26,452,286
Allegion plc ........................ 285,958 37,368,991
Armstrong World Industries, Inc. .......... 142,162 20,091,755
AZEK Co., Inc. (The) , Class A
(a) (b)
......... 471,288 22,372,041
Builders FirstSource, Inc.
(a) (b)
............ 373,487 53,382,497
Carlisle Cos., Inc. ................... 147,065 54,243,454
Fortune Brands Innovations, Inc. ......... 402,037 27,471,188
Hayward Holdings, Inc.
(a) (b)
.............. 459,703 7,028,859
Lennox International, Inc. .............. 104,669 63,774,822
Masco Corp. ....................... 702,663 50,992,254
Owens Corning ..................... 281,780 47,992,770
Simpson Manufacturing Co., Inc.
(b)
........ 138,383 22,948,053
Trex Co., Inc.
(a)
..................... 352,793 24,353,301
511,147,264
Capital Markets — 5.3%
Affiliated Managers Group, Inc. .......... 95,654 17,688,338
Ameriprise Financial, Inc. .............. 317,347 168,965,063
Ares Management Corp. , Class A ......... 604,519 107,017,999
Bank of New York Mellon Corp. (The) ...... 2,411,643 185,286,532
Blue Owl Capital, Inc. , Class A ........... 1,697,131 39,475,267
Carlyle Group, Inc. (The) ............... 717,136 36,208,197

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
CBOE Global Markets, Inc. ............. 343,232 $ 67,067,533
Coinbase Global, Inc. , Class A
(a)
.......... 661,380 164,220,654
Evercore, Inc. , Class A ................ 116,968 32,422,360
FactSet Research Systems, Inc. .......... 124,106 59,605,630
Franklin Resources, Inc. ............... 926,920 18,807,207
Houlihan Lokey, Inc. , Class A ............ 172,114 29,889,317
Interactive Brokers Group, Inc. , Class A ..... 344,893 60,932,246
Invesco Ltd. ....................... 1,187,673 20,760,524
Janus Henderson Group plc ............ 420,148 17,868,894
Jefferies Financial Group, Inc. ........... 570,191 44,702,974
Lazard, Inc. ....................... 355,747 18,313,855
LPL Financial Holdings, Inc. ............. 243,121 79,381,438
MarketAxess Holdings, Inc. ............. 120,802 27,306,084
Morningstar, Inc. .................... 87,156 29,350,654
MSCI, Inc. ........................ 248,175 148,907,482
Nasdaq, Inc. ....................... 1,344,344 103,931,235
Northern Trust Corp. .................. 638,770 65,473,925
Raymond James Financial, Inc. .......... 601,086 93,366,688
Robinhood Markets, Inc. , Class A
(a)
........ 2,190,178 81,606,032
SEI Investments Co. .................. 324,758 26,786,040
State Street Corp. ................... 954,457 93,679,954
Stifel Financial Corp. ................. 325,518 34,530,949
T. Rowe Price Group, Inc. .............. 714,141 80,762,206
TPG, Inc. , Class A ................... 276,245 17,359,236
Tradeweb Markets, Inc. , Class A .......... 379,230 49,648,792
Virtu Financial, Inc. , Class A ............. 263,779 9,411,635
XP, Inc. , Class A .................... 1,321,272 15,657,073
2,046,392,013
Chemicals — 2.4%
Albemarle Corp. .................... 384,662 33,111,705
Ashland, Inc. ....................... 162,653 11,623,183
Axalta Coating Systems Ltd.
(a)
........... 718,295 24,580,055
Celanese Corp.
(b)
.................... 356,284 24,658,416
CF Industries Holdings, Inc. ............. 565,663 48,262,367
Chemours Co. (The) .................. 488,410 8,254,129
Corteva, Inc. ....................... 2,282,054 129,985,796
Dow, Inc. ......................... 2,297,908 92,215,048
DuPont de Nemours, Inc. .............. 1,364,891 104,072,939
Eastman Chemical Co. ................ 383,024 34,977,752
Element Solutions, Inc. ................ 729,839 18,559,806
FMC Corp. ........................ 405,328 19,702,994
Huntsman Corp. .................... 537,978 9,699,743
International Flavors & Fragrances, Inc. ..... 835,441 70,636,537
LyondellBasell Industries NV , Class A ...... 846,757 62,888,642
Mosaic Co. (The) .................... 1,046,028 25,711,368
NewMarket Corp. .................... 22,167 11,711,934
Olin Corp. ......................... 382,978 12,944,656
PPG Industries, Inc. .................. 753,704 90,029,943
RPM International, Inc. ................ 415,279 51,104,234
Scotts Miracle-Gro Co. (The) ............ 138,133 9,163,743
Westlake Corp. ..................... 109,058 12,503,500
906,398,490
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a)
................. 166,248 38,260,315
MSA Safety, Inc. .................... 120,413 19,960,863
RB Global, Inc.
(b)
.................... 597,659 53,914,818
Rollins, Inc. ........................ 912,320 42,286,032
Tetra Tech, Inc. ..................... 871,030 34,701,835
Veralto Corp. ....................... 806,554 82,147,525
Vestis Corp. ....................... 436,780 6,656,527
277,927,915
Security
Shares
Shares Value
Communications Equipment — 0.4%
Ciena Corp.
(a)
...................... 471,526 $ 39,990,120
F5, Inc.
(a)
......................... 190,716 47,959,352
Juniper Networks, Inc. ................ 1,063,537 39,829,461
Lumentum Holdings, Inc.
(a) (b)
............ 222,177 18,651,759
Ubiquiti, Inc. ....................... 13,442 4,461,803
150,892,495
Construction & Engineering — 1.1%
AECOM .......................... 438,348 46,824,333
API Group Corp.
(a)
................... 742,301 26,700,567
Comfort Systems USA, Inc. ............. 114,796 48,680,392
EMCOR Group, Inc. .................. 148,332 67,327,895
Everus Construction Group, Inc.
(a)
......... 165,288 10,867,686
MasTec, Inc.
(a) (b)
..................... 204,636 27,859,145
Quanta Services, Inc. ................. 474,454 149,951,187
Valmont Industries, Inc. ................ 65,290 20,022,484
WillScot Holdings Corp.
(a) (b)
............. 583,495 19,517,908
417,751,597
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
................. 108,836 26,856,371
Martin Marietta Materials, Inc. ........... 200,063 103,332,540
Vulcan Materials Co. ................. 431,779 111,066,512
241,255,423
Consumer Finance — 0.9%
Ally Financial, Inc. ................... 892,590 32,142,166
Credit Acceptance Corp.
(a) (b)
............. 20,203 9,484,500
Discover Financial Services ............. 815,657 141,296,262
OneMain Holdings, Inc. ................ 368,440 19,206,777
SLM Corp. ........................ 687,160 18,951,873
SoFi Technologies, Inc.
(a) (b)
............. 3,446,057 53,069,278
Synchrony Financial .................. 1,271,209 82,628,585
356,779,441
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. , Class A ........... 1,373,132 26,968,313
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 431,226 38,530,043
Casey's General Stores, Inc.
(b)
........... 120,917 47,910,943
Dollar General Corp. ................. 718,548 54,480,309
Dollar Tree, Inc.
(a) (b)
.................. 660,496 49,497,570
Grocery Outlet Holding Corp.
(a)
........... 311,766 4,866,667
Kroger Co. (The) .................... 2,164,370 132,351,226
Maplebear, Inc.
(a)
.................... 542,048 22,451,628
Performance Food Group Co.
(a)
.......... 499,682 42,248,113
Sysco Corp. ....................... 1,605,516 122,757,753
US Foods Holding Corp.
(a)
.............. 748,719 50,508,584
Walgreens Boots Alliance, Inc. ........... 2,330,861 21,746,933
614,318,082
Containers & Packaging — 1.4%
Amcor plc ......................... 4,701,483 44,240,955
AptarGroup, Inc. .................... 215,571 33,866,204
Avery Dennison Corp. ................. 262,169 49,059,685
Ball Corp. ......................... 962,099 53,040,518
Berry Global Group, Inc. ............... 376,561 24,352,200
Crown Holdings, Inc. ................. 382,918 31,663,489
Graphic Packaging Holding Co.
(b)
......... 970,039 26,346,259
International Paper Co. ................ 1,131,115 60,876,609
Packaging Corp. of America ............ 289,376 65,147,219
Sealed Air Corp. .................... 421,630 14,263,743
Silgan Holdings, Inc. .................. 274,401 14,282,572
Smurfit WestRock plc
(b)
................ 1,682,996 90,646,165
Sonoco Products Co. ................. 321,933 15,726,427
523,512,045

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.3%
Genuine Parts Co. ................... 454,957 $ 53,120,779
LKQ Corp. ........................ 851,928 31,308,354
Pool Corp. ........................ 121,910 41,563,996
125,993,129
Diversified Consumer Services — 0.4%
ADT, Inc. ......................... 1,075,980 7,435,022
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 189,149 20,967,167
Duolingo, Inc. , Class A
(a)
............... 121,894 39,521,692
Grand Canyon Education, Inc.
(a)
.......... 95,433 15,631,925
H&R Block, Inc. ..................... 455,376 24,062,068
Service Corp. International ............. 461,269 36,818,491
144,436,365
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 708,830 38,617,058
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)
..... 805,459 27,949,428
Iridium Communications, Inc. ............ 366,159 10,625,934
Liberty Global Ltd. , Class A
(a) (b)
........... 534,233 6,816,813
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 522,851 6,870,262
52,262,437
Electric Utilities — 2.7%
Alliant Energy Corp. .................. 836,463 49,468,422
Edison International .................. 1,241,802 99,145,472
Entergy Corp. ...................... 1,391,586 105,510,050
Evergy, Inc. ........................ 726,736 44,730,601
Eversource Energy .................. 1,166,611 66,998,470
Exelon Corp. ....................... 3,264,772 122,886,018
FirstEnergy Corp. ................... 1,878,354 74,720,922
IDACORP, Inc. ..................... 173,159 18,922,815
NRG Energy, Inc. .................... 669,914 60,439,641
OGE Energy Corp. ................... 654,250 26,987,812
PG&E Corp. ....................... 6,973,599 140,727,228
Pinnacle West Capital Corp. ............ 370,419 31,400,419
PPL Corp. ........................ 2,409,415 78,209,611
Xcel Energy, Inc. .................... 1,877,525 126,770,488
1,046,917,969
Electrical Equipment — 1.5%
Acuity Brands, Inc. ................... 100,689 29,414,277
AMETEK, Inc. ...................... 753,064 135,747,317
Generac Holdings, Inc.
(a)
............... 193,254 29,964,033
Hubbell, Inc. ....................... 174,913 73,269,307
nVent Electric plc .................... 540,850 36,864,336
Regal Rexnord Corp. ................. 217,686 33,769,629
Rockwell Automation, Inc. .............. 374,033 106,894,891
Sensata Technologies Holding plc ......... 488,380 13,381,612
Vertiv Holdings Co. , Class A ............ 1,167,851 132,679,552
591,984,954
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.
(a) (b)
.............. 173,409 19,616,026
Avnet, Inc. ........................ 282,926 14,802,688
CDW Corp. ........................ 438,876 76,381,979
Cognex Corp. ...................... 561,924 20,150,595
Coherent Corp.
(a)
.................... 408,971 38,741,823
Corning, Inc. ....................... 2,500,971 118,846,142
Crane NXT Co.
(b)
.................... 158,903 9,251,333
Ingram Micro Holding Corp.
(a)
............ 57,659 1,118,008
IPG Photonics Corp.
(a) (b)
............... 89,312 6,494,769
Jabil, Inc.
(b)
........................ 361,036 51,953,080
Keysight Technologies, Inc.
(a)
............ 568,925 91,386,423
Littelfuse, Inc. ...................... 79,451 18,722,628
TD SYNNEX Corp. ................... 247,079 28,977,425
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
............ 151,270 $ 70,208,945
Trimble, Inc.
(a)
...................... 796,305 56,266,911
Vontier Corp.
(b)
..................... 488,832 17,827,703
Zebra Technologies Corp. , Class A
(a)
....... 166,903 64,461,277
705,207,755
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A ............. 3,256,182 133,568,586
Halliburton Co. ..................... 2,879,945 78,305,704
NOV, Inc. ......................... 1,262,598 18,433,931
TechnipFMC plc ..................... 1,379,838 39,932,512
Weatherford International plc
(b)
........... 235,842 16,893,362
287,134,095
Entertainment — 1.7%
Electronic Arts, Inc.
(b)
................. 863,219 126,288,940
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 75,855 6,374,854
Liberty Media Corp.-Liberty Formula One , Class
C
(a) (b)
.......................... 683,541 63,336,909
Liberty Media Corp.-Liberty Live , Class A
(a)
... 63,873 4,251,387
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a) (b)
........................ 153,501 10,447,278
Live Nation Entertainment, Inc.
(a) (b)
........ 515,289 66,729,926
Madison Square Garden Sports Corp.
(a)
..... 60,697 13,698,099
Playtika Holding Corp. ................ 241,339 1,674,893
ROBLOX Corp. , Class A
(a)
.............. 1,716,171 99,297,654
Roku, Inc. , Class A
(a)
................. 414,538 30,816,755
Take-Two Interactive Software, Inc.
(a) (b)
..... 562,727 103,586,786
TKO Group Holdings, Inc. , Class A
(a)
....... 258,583 36,747,230
Warner Bros Discovery, Inc.
(a)
........... 7,926,446 83,782,534
647,033,245
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 848,602 51,679,862
Block, Inc. , Class A
(a) (b)
................ 1,814,346 154,201,266
Corpay, Inc.
(a)
...................... 220,697 74,688,279
Equitable Holdings, Inc. ............... 973,327 45,911,835
Euronet Worldwide, Inc.
(a)
.............. 141,669 14,569,240
Fidelity National Information Services, Inc. ... 1,783,525 144,055,314
Global Payments, Inc. ................ 830,981 93,119,731
Jack Henry & Associates, Inc. ........... 236,850 41,519,805
MGIC Investment Corp. ............... 840,206 19,921,284
Rocket Cos., Inc. , Class A
(a) (b)
............ 453,636 5,107,941
Shift4 Payments, Inc. , Class A
(a) (b)
......... 201,997 20,963,249
Toast, Inc. , Class A
(a) (b)
................ 1,483,298 54,066,212
UWM Holdings Corp. , Class A ........... 344,607 2,022,843
Voya Financial, Inc. .................. 324,148 22,311,107
Western Union Co. (The) .............. 783,130 8,301,178
WEX, Inc.
(a) (b)
....................... 129,159 22,644,156
775,083,302
Food Products — 2.0%
Archer-Daniels-Midland Co. ............. 1,557,533 78,686,567
Bunge Global SA .................... 452,701 35,202,030
Campbell's Co. (The) ................. 628,363 26,315,842
Conagra Brands, Inc. ................. 1,558,966 43,261,307
Darling Ingredients, Inc.
(a)
.............. 521,790 17,579,105
Flowers Foods, Inc. .................. 609,757 12,597,580
Freshpet, Inc.
(a)
..................... 152,836 22,636,540
General Mills, Inc. ................... 1,822,012 116,189,705
Hershey Co. (The) ................... 475,185 80,472,580
Hormel Foods Corp. .................. 946,304 29,685,556
Ingredion, Inc. ...................... 215,132 29,593,558
J M Smucker Co. (The) ................ 337,891 37,208,557
Kellanova ......................... 855,641 69,281,252

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Lamb Weston Holdings, Inc. ............ 467,147 $ 31,219,434
McCormick & Co., Inc. (Non-Voting) , NVS ... 823,276 62,766,562
Pilgrim's Pride Corp.
(a)
................ 137,091 6,222,561
Post Holdings, Inc.
(a) (b)
................. 155,001 17,741,414
Seaboard Corp. ..................... 897 2,179,405
Tyson Foods, Inc. , Class A ............. 918,905 52,781,903
771,621,458
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 506,398 70,526,050
MDU Resources Group, Inc. ............ 660,110 11,895,182
National Fuel Gas Co. ................ 297,234 18,036,159
UGI Corp. ......................... 700,608 19,778,164
120,235,555
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a)
.............. 56,073 4,520,044
JB Hunt Transport Services, Inc. ......... 265,641 45,334,293
Knight-Swift Transportation Holdings, Inc. ... 514,034 27,264,363
Landstar System, Inc. ................. 115,981 19,932,495
Lyft, Inc. , Class A
(a)
................... 1,199,594 15,474,763
Old Dominion Freight Line, Inc. .......... 631,927 111,471,923
Ryder System, Inc. ................... 135,466 21,249,197
Saia, Inc.
(a) (b)
....................... 86,697 39,510,424
Schneider National, Inc. , Class B ......... 152,614 4,468,538
U-Haul Holding Co. , NVS
(b)
............. 327,617 20,983,869
U-Haul Holding Co.
(a) (b)
................ 25,328 1,749,911
XPO, Inc.
(a)
........................ 373,983 49,047,870
361,007,690
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.
(a)
................ 244,796 51,042,414
Baxter International, Inc. ............... 1,666,349 48,590,737
Cooper Cos., Inc. (The)
(a)
.............. 637,280 58,585,150
Dentsply Sirona, Inc. ................. 659,959 12,526,022
Dexcom, Inc.
(a)
..................... 1,275,025 99,158,694
Enovis Corp.
(a) (b)
..................... 178,798 7,845,656
Envista Holdings Corp.
(a) (b)
.............. 561,151 10,824,603
GE HealthCare Technologies, Inc.
(b)
....... 1,483,710 115,996,448
Globus Medical, Inc. , Class A
(a)
.......... 367,670 30,409,986
Hologic, Inc.
(a) (b)
..................... 746,917 53,845,247
IDEXX Laboratories, Inc.
(a)
.............. 265,544 109,786,511
Inspire Medical Systems, Inc.
(a) (b)
......... 95,284 17,663,748
Insulet Corp.
(a)
...................... 228,121 59,555,549
Masimo Corp.
(a) (b)
.................... 142,925 23,625,503
Penumbra, Inc.
(a)
.................... 120,743 28,674,048
QuidelOrtho Corp.
(a) (b)
................. 202,998 9,043,561
ResMed, Inc. ...................... 474,476 108,507,916
Solventum Corp.
(a)
................... 452,531 29,894,198
STERIS plc ........................ 320,651 65,913,020
Teleflex, Inc. ....................... 152,740 27,184,665
Zimmer Biomet Holdings, Inc. ........... 645,788 68,214,586
1,036,888,262
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(a) (b)
........... 297,252 11,786,042
Amedisys, Inc.
(a)
.................... 104,604 9,496,997
Cardinal Health, Inc. .................. 795,207 94,049,132
Cencora, Inc. ...................... 541,901 121,754,316
Centene Corp.
(a)
.................... 1,649,471 99,924,953
Chemed Corp. ...................... 48,616 25,756,757
DaVita, Inc.
(a)
....................... 153,647 22,977,909
Encompass Health Corp. .............. 323,008 29,829,789
Henry Schein, Inc.
(a) (b)
................. 414,165 28,660,218
Humana, Inc. ...................... 393,601 99,860,510
Labcorp Holdings, Inc. ................ 274,328 62,908,897
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
............... 184,792 $ 53,783,711
Premier, Inc. , Class A ................. 314,705 6,671,746
Quest Diagnostics, Inc. ................ 362,759 54,725,823
Tenet Healthcare Corp.
(a)
............... 310,762 39,227,487
Universal Health Services, Inc. , Class B .... 186,719 33,501,123
794,915,410
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ....... 565,771 55,190,961
Healthcare Realty Trust, Inc. , Class A ...... 1,151,080 19,510,806
Healthpeak Properties, Inc. ............. 2,281,886 46,253,829
Medical Properties Trust, Inc.
(b)
........... 1,935,794 7,646,386
Omega Healthcare Investors, Inc. ......... 885,615 33,520,528
Ventas, Inc. ....................... 1,364,337 80,345,806
242,468,316
Health Care Technology — 0.3%
(a)
Certara, Inc.
(b)
...................... 392,264 4,177,611
Doximity, Inc. , Class A
(b)
............... 400,767 21,396,950
Veeva Systems, Inc. , Class A ............ 481,379 101,209,935
126,784,496
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 2,280,429 39,953,116
Park Hotels & Resorts, Inc. ............. 674,181 9,485,727
49,438,843
Hotels, Restaurants & Leisure — 3.6%
Aramark .......................... 859,079 32,052,238
Boyd Gaming Corp.
(b)
................. 206,614 14,987,780
Caesars Entertainment, Inc.
(a) (b)
.......... 688,286 23,002,518
Carnival Corp.
(a)
..................... 3,345,179 83,361,861
Cava Group, Inc.
(a)
................... 247,159 27,879,535
Choice Hotels International, Inc.
(b)
......... 90,583 12,860,974
Churchill Downs, Inc.
(b)
................ 228,645 30,533,253
Darden Restaurants, Inc. .............. 381,983 71,312,406
Domino's Pizza, Inc. .................. 113,673 47,715,378
DraftKings, Inc. , Class A
(a) (b)
............. 1,478,660 55,006,152
Dutch Bros, Inc. , Class A
(a) (b)
............ 356,824 18,690,441
Expedia Group, Inc.
(a)
................. 404,718 75,411,105
Hilton Worldwide Holdings, Inc. .......... 781,904 193,255,393
Hyatt Hotels Corp. , Class A
(b)
............ 133,651 20,980,534
Las Vegas Sands Corp. ............... 1,135,636 58,326,265
Light & Wonder, Inc. , Class A
(a)
........... 291,616 25,189,790
Marriott Vacations Worldwide Corp. ........ 113,761 10,215,738
MGM Resorts International
(a)
............ 753,789 26,118,789
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,429,810 36,789,011
Penn Entertainment, Inc.
(a) (b)
............ 495,020 9,811,296
Planet Fitness, Inc. , Class A
(a)
........... 277,959 27,481,806
Royal Caribbean Cruises Ltd. ........... 774,049 178,565,364
Texas Roadhouse, Inc. ................ 217,888 39,313,532
Travel + Leisure Co. .................. 218,807 11,038,813
Vail Resorts, Inc. .................... 123,624 23,173,319
Wendy's Co. (The) ................... 559,430 9,118,709
Wingstop, Inc. ...................... 95,925 27,261,885
Wyndham Hotels & Resorts, Inc. ......... 249,287 25,125,637
Wynn Resorts Ltd. ................... 335,363 28,894,876
Yum! Brands, Inc. ................... 919,316 123,335,435
1,366,809,833
Household Durables — 1.8%
DR Horton, Inc. ..................... 953,013 133,250,278
Garmin Ltd. ........................ 504,183 103,992,786
Leggett & Platt, Inc. .................. 431,005 4,137,648
Lennar Corp. , Class A ................. 768,542 104,806,073
Lennar Corp. , Class B
(b)
............... 36,569 4,832,593
Mohawk Industries, Inc.
(a)
.............. 172,415 20,539,799

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Newell Brands, Inc. .................. 1,350,397 $ 13,449,954
NVR, Inc.
(a)
........................ 9,390 76,799,871
PulteGroup, Inc. .................... 664,798 72,396,502
SharkNinja, Inc.
(a)
.................... 217,476 21,173,463
Tempur Sealy International, Inc. .......... 550,507 31,208,242
Toll Brothers, Inc. .................... 329,675 41,522,566
TopBuild Corp.
(a)
.................... 98,965 30,811,763
Whirlpool Corp. ..................... 172,230 19,716,890
678,638,428
Household Products — 0.4%
Church & Dwight Co., Inc. .............. 796,680 83,420,363
Clorox Co. (The) .................... 405,697 65,889,250
Reynolds Consumer Products, Inc. ........ 177,898 4,801,467
Spectrum Brands Holdings, Inc. .......... 88,541 7,480,829
161,591,909
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) .................... 2,315,924 29,805,942
Brookfield Renewable Corp.
(b)
........... 442,282 12,233,520
Clearway Energy, Inc. , Class A ........... 112,339 2,746,688
Clearway Energy, Inc. , Class C .......... 273,518 7,111,468
Vistra Corp. ....................... 1,107,841 152,738,039
204,635,657
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............. 932,435 19,954,109
EastGroup Properties, Inc. ............. 160,369 25,737,621
First Industrial Realty Trust, Inc. .......... 431,254 21,618,763
Lineage, Inc. ....................... 201,172 11,782,644
Rexford Industrial Realty, Inc. ........... 724,103 27,993,822
STAG Industrial, Inc. ................. 590,478 19,969,966
127,056,925
Insurance — 5.3%
Aflac, Inc. ......................... 1,821,827 188,449,785
Allstate Corp. (The) .................. 857,918 165,398,011
American Financial Group, Inc. .......... 234,403 32,096,803
Arch Capital Group Ltd. ............... 1,178,494 108,833,921
Arthur J Gallagher & Co. ............... 802,380 227,755,563
Assurant, Inc. ...................... 170,027 36,253,157
Assured Guaranty Ltd. ................ 166,630 14,998,366
Axis Capital Holdings Ltd. .............. 253,487 22,464,018
Brighthouse Financial, Inc.
(a)
............ 201,558 9,682,846
Brown & Brown, Inc.
(b)
................. 780,025 79,578,150
Cincinnati Financial Corp. .............. 500,002 71,850,287
CNA Financial Corp. .................. 71,581 3,462,373
Everest Group Ltd. ................... 140,480 50,918,381
Fidelity National Financial, Inc. , Class A ..... 819,097 45,984,106
First American Financial Corp. ........... 328,795 20,529,960
Globe Life, Inc. ..................... 289,868 32,326,079
Hanover Insurance Group, Inc. (The) ...... 117,807 18,220,031
Hartford Financial Services Group, Inc. (The) . 945,907 103,482,226
Kemper Corp. ...................... 199,295 13,241,160
Kinsale Capital Group, Inc.
(b)
............ 72,238 33,600,061
Lincoln National Corp. ................ 489,910 15,535,046
Loews Corp. ....................... 584,766 49,523,833
Markel Group, Inc.
(a) (b)
................. 41,423 71,505,625
Old Republic International Corp. .......... 777,287 28,130,017
Primerica, Inc. ...................... 110,701 30,046,465
Principal Financial Group, Inc. ........... 742,932 57,510,366
Prudential Financial, Inc. ............... 1,172,934 139,027,867
Reinsurance Group of America, Inc. ....... 214,631 45,851,621
RenaissanceRe Holdings Ltd.
(b)
.......... 168,053 41,813,267
RLI Corp. ......................... 136,344 22,473,581
Ryan Specialty Holdings, Inc. , Class A ...... 336,533 21,591,957
Security
Shares
Shares Value
Insurance (continued)
Unum Group ....................... 522,598 $ 38,165,332
White Mountains Insurance Group Ltd.
(b)
.... 8,248 16,042,855
Willis Towers Watson plc ............... 328,261 102,824,476
WR Berkley Corp. ................... 959,595 56,155,499
2,015,323,091
Interactive Media & Services — 0.3%
(a)
IAC, Inc. .......................... 243,961 10,524,478
Match Group, Inc. ................... 839,628 27,464,232
Pinterest, Inc. , Class A ................ 1,963,033 56,927,957
TripAdvisor, Inc.
(b)
................... 350,746 5,180,518
Trump Media & Technology Group Corp.
(b)
... 242,772 8,278,525
ZoomInfo Technologies, Inc. ............ 1,015,396 10,671,812
119,047,522
IT Services — 2.2%
Akamai Technologies, Inc.
(a)
............. 487,926 46,670,122
Amdocs Ltd. ....................... 368,785 31,398,355
Cloudflare, Inc. , Class A
(a) (b)
............. 978,613 105,377,048
Cognizant Technology Solutions Corp. , Class A 1,623,824 124,872,066
DXC Technology Co.
(a) (b)
............... 588,994 11,768,100
EPAM Systems, Inc.
(a)
................. 178,968 41,846,298
Gartner, Inc.
(a) (b)
..................... 245,933 119,147,160
Globant SA
(a) (b)
..................... 137,284 29,436,435
GoDaddy, Inc. , Class A
(a)
............... 456,934 90,185,064
Kyndryl Holdings, Inc.
(a)
................ 745,353 25,789,214
MongoDB, Inc. , Class A
(a) (b)
............. 233,366 54,329,938
Okta, Inc. , Class A
(a) (b)
................. 530,635 41,814,038
Twilio, Inc. , Class A
(a)
................. 498,674 53,896,686
VeriSign, Inc.
(a)
..................... 271,352 56,159,010
832,689,534
Leisure Products — 0.2%
Brunswick Corp. .................... 213,736 13,824,445
Hasbro, Inc. ....................... 453,908 25,377,996
Mattel, Inc.
(a) (b)
...................... 1,100,914 19,519,205
Polaris, Inc. ........................ 167,220 9,635,216
YETI Holdings, Inc.
(a) (b)
................ 276,844 10,661,263
79,018,125
Life Sciences Tools & Services — 2.2%
10X Genomics, Inc. , Class A
(a) (b)
.......... 345,275 4,958,149
Agilent Technologies, Inc. .............. 938,056 126,018,443
Avantor, Inc.
(a) (b)
..................... 2,216,613 46,704,036
Azenta, Inc.
(a) (b)
..................... 156,705 7,835,250
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 61,581 20,229,974
Bio-Techne Corp. .................... 509,118 36,671,770
Bruker Corp. ....................... 356,545 20,900,668
Charles River Laboratories International, Inc.
(a) (b)
166,828 30,796,449
Fortrea Holdings, Inc.
(a) (b)
............... 293,021 5,464,842
Illumina, Inc.
(a)
...................... 520,466 69,549,872
IQVIA Holdings, Inc.
(a)
................. 588,158 115,578,929
Medpace Holdings, Inc.
(a)
.............. 83,124 27,616,286
Mettler-Toledo International, Inc.
(a)
........ 68,846 84,245,473
QIAGEN NV
(a) (b)
..................... 729,749 32,495,723
Repligen Corp.
(a)
.................... 181,849 26,175,345
Revvity, Inc.
(b)
...................... 401,746 44,838,871
Sotera Health Co.
(a) (b)
................. 491,922 6,729,493
Waters Corp.
(a)
..................... 192,284 71,333,518
West Pharmaceutical Services, Inc.
(b)
...... 237,115 77,669,389
855,812,480
Machinery — 3.7%
AGCO Corp.
(b)
...................... 202,853 18,962,698
Allison Transmission Holdings, Inc.
(b)
....... 284,501 30,743,178
CNH Industrial NV ................... 2,873,899 32,561,276
Crane Co. ......................... 160,335 24,330,836

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Cummins, Inc. ...................... 446,298 $ 155,579,483
Donaldson Co., Inc. .................. 391,947 26,397,630
Dover Corp. ....................... 447,759 83,999,588
Esab Corp. ........................ 185,789 22,283,533
Flowserve Corp. .................... 430,350 24,753,732
Fortive Corp. ....................... 1,133,880 85,041,000
Gates Industrial Corp. plc
(a)
............. 665,977 13,699,147
Graco, Inc. ........................ 546,156 46,035,489
IDEX Corp. ........................ 247,266 51,750,301
Ingersoll Rand, Inc. .................. 1,316,717 119,110,220
ITT, Inc. .......................... 269,709 38,536,022
Lincoln Electric Holdings, Inc. ........... 179,968 33,738,601
Middleby Corp. (The)
(a) (b)
............... 173,827 23,544,867
Nordson Corp. ...................... 185,292 38,770,498
Oshkosh Corp. ..................... 214,038 20,348,593
Otis Worldwide Corp. ................. 1,303,852 120,749,734
Pentair plc ........................ 537,022 54,045,894
RBC Bearings, Inc.
(a)
................. 92,910 27,793,097
Snap-on, Inc. ...................... 168,950 57,355,146
Stanley Black & Decker, Inc. ............ 501,685 40,280,289
Timken Co. (The) .................... 210,129 14,996,907
Toro Co. (The) ...................... 337,564 27,038,876
Westinghouse Air Brake Technologies Corp. .. 557,006 105,602,768
Xylem, Inc. ........................ 788,905 91,528,758
1,429,578,161
Marine Transportation — 0.1%
Kirby Corp.
(a)
....................... 190,248 20,128,238
Media — 1.5%
Charter Communications, Inc. , Class A
(a) (b)
... 306,223 104,964,058
Fox Corp. , Class A, NVS ............... 720,881 35,020,399
Fox Corp. , Class B ................... 431,774 19,749,343
Interpublic Group of Cos., Inc. (The) ....... 1,211,973 33,959,484
Liberty Broadband Corp. , Class A
(a)
........ 56,241 4,182,081
Liberty Broadband Corp. , Class C, NVS
(a)
... 360,262 26,933,187
New York Times Co. (The) , Class A ........ 527,666 27,465,015
News Corp. , Class A, NVS ............. 1,243,691 34,251,250
News Corp. , Class B
(b)
................ 371,293 11,298,446
Nexstar Media Group, Inc. .............. 101,400 16,018,158
Omnicom Group, Inc. ................. 631,802 54,360,244
Paramount Global , Class A
(b)
............ 27,656 616,729
Paramount Global , Class B, NVS ......... 1,937,575 20,267,034
Sirius XM Holdings, Inc.
(b)
.............. 701,315 15,989,982
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 1,457,451 171,294,216
576,369,626
Metals & Mining — 0.8%
Alcoa Corp. ........................ 810,734 30,629,530
ATI, Inc.
(a) (b)
........................ 403,074 22,185,193
Cleveland-Cliffs, Inc.
(a) (b)
............... 1,563,359 14,695,575
MP Materials Corp. , Class A
(a) (b)
.......... 432,112 6,740,947
Nucor Corp. ....................... 774,967 90,446,399
Reliance, Inc. ...................... 176,351 47,484,270
Royal Gold, Inc. ..................... 214,922 28,337,466
Steel Dynamics, Inc. .................. 473,299 53,989,217
United States Steel Corp. .............. 727,210 24,717,868
319,226,465
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ............... 2,677,640 24,661,065
Annaly Capital Management, Inc. ......... 1,839,839 33,669,054
Rithm Capital Corp. .................. 1,691,380 18,317,645
Starwood Property Trust, Inc. ............ 1,021,677 19,360,779
96,008,543
Security
Shares
Shares Value
Multi-Utilities — 1.8%
Ameren Corp. ...................... 868,309 $ 77,401,064
CenterPoint Energy, Inc. ............... 2,103,644 66,748,624
CMS Energy Corp. ................... 971,485 64,749,475
Consolidated Edison, Inc. .............. 1,130,468 100,871,659
DTE Energy Co. .................... 675,161 81,525,691
NiSource, Inc. ...................... 1,522,459 55,965,593
Public Service Enterprise Group, Inc. ...... 1,626,714 137,441,066
WEC Energy Group, Inc. ............... 1,032,467 97,093,197
681,796,369
Office REITs — 0.3%
BXP, Inc. ......................... 513,891 38,212,935
Cousins Properties, Inc. ............... 525,445 16,099,635
Highwoods Properties, Inc. ............. 344,256 10,527,348
Kilroy Realty Corp. ................... 384,126 15,537,897
Vornado Realty Trust ................. 574,150 24,137,266
104,515,081
Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp. ............... 1,101,908 16,627,792
Antero Resources Corp.
(a)
.............. 952,430 33,382,672
APA Corp. ........................ 1,186,581 27,398,155
Cheniere Energy, Inc. ................. 729,431 156,732,839
Chord Energy Corp. .................. 202,464 23,672,091
Civitas Resources, Inc. ................ 327,305 15,013,480
Coterra Energy, Inc. .................. 2,379,628 60,775,699
Devon Energy Corp. .................. 2,030,504 66,458,396
Diamondback Energy, Inc. .............. 615,710 100,871,769
DT Midstream, Inc. ................... 318,746 31,692,915
EQT Corp. ........................ 1,924,559 88,741,415
Expand Energy Corp. ................. 751,916 74,853,238
Hess Corp. ........................ 911,557 121,246,197
HF Sinclair Corp. .................... 503,918 17,662,326
Kinder Morgan, Inc. .................. 6,331,319 173,478,141
Matador Resources Co. ............... 383,666 21,585,049
New Fortress Energy, Inc. , Class A ........ 260,182 3,933,952
ONEOK, Inc. ....................... 1,905,070 191,269,028
Ovintiv, Inc. ........................ 860,008 34,830,324
Permian Resources Corp. , Class A ........ 2,137,210 30,733,080
Range Resources Corp. ............... 773,827 27,842,295
Targa Resources Corp. ................ 706,621 126,131,848
Texas Pacific Land Corp. ............... 61,361 67,862,812
Viper Energy, Inc. , Class A ............. 335,964 16,485,753
Williams Cos., Inc. (The) ............... 3,972,284 214,980,010
1,744,261,276
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 204,064 21,130,827
Passenger Airlines — 0.9%
Alaska Air Group, Inc.
(a)
................ 411,175 26,623,582
American Airlines Group, Inc.
(a)
........... 2,145,928 37,403,525
Delta Air Lines, Inc. .................. 2,101,600 127,146,800
Southwest Airlines Co. ................ 1,950,931 65,590,300
United Airlines Holdings, Inc.
(a)
........... 1,068,521 103,753,389
360,517,596
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................ 422,341 31,819,171
Coty, Inc. , Class A
(a) (b)
................. 1,245,462 8,668,415
elf Beauty, Inc.
(a)
.................... 175,467 22,029,882
Kenvue, Inc. ....................... 6,246,968 133,372,767
195,890,235
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.
(a) (b)
........... 1,608,152 19,474,721
Intra-Cellular Therapies, Inc.
(a)
........... 336,303 28,088,026

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc
(a) (b)
............ 198,483 $ 24,443,181
Organon & Co. ..................... 848,047 12,652,861
Perrigo Co. plc ..................... 443,767 11,409,250
Royalty Pharma plc , Class A ............ 1,278,727 32,620,326
Viatris, Inc. ........................ 3,878,435 48,286,516
176,974,881
Professional Services — 2.7%
Amentum Holdings, Inc.
(a) (b)
............. 423,203 8,899,959
Booz Allen Hamilton Holding Corp. ........ 411,036 52,900,333
Broadridge Financial Solutions, Inc. ....... 382,019 86,370,676
CACI International, Inc. , Class A
(a)
........ 72,117 29,139,595
Clarivate plc
(a) (b)
..................... 1,323,135 6,721,526
Concentrix Corp. .................... 154,542 6,687,032
Dayforce, Inc.
(a) (b)
.................... 492,052 35,742,657
Dun & Bradstreet Holdings, Inc. .......... 987,441 12,303,515
Equifax, Inc. ....................... 400,943 102,180,324
FTI Consulting, Inc.
(a)
................. 114,398 21,864,890
Genpact Ltd. ....................... 571,551 24,548,115
Jacobs Solutions, Inc. ................. 401,823 53,691,589
KBR, Inc. ......................... 435,432 25,224,576
Leidos Holdings, Inc. ................. 433,662 62,473,348
ManpowerGroup, Inc. ................. 153,233 8,844,609
Parsons Corp.
(a)
..................... 148,925 13,738,331
Paychex, Inc. ...................... 1,048,988 147,089,097
Paycom Software, Inc.
(b)
............... 166,967 34,223,226
Paycor HCM, Inc.
(a)
.................. 266,565 4,950,112
Paylocity Holding Corp.
(a)
.............. 142,731 28,470,553
Robert Half, Inc. .................... 332,283 23,412,660
Science Applications International Corp. .... 160,823 17,976,795
SS&C Technologies Holdings, Inc. ........ 701,704 53,175,129
TransUnion ........................ 633,129 58,697,390
Verisk Analytics, Inc. .................. 460,245 126,765,280
1,046,091,317
Real Estate Management & Development — 0.8%
(a)
CBRE Group, Inc. , Class A
(b)
............ 997,897 131,013,897
CoStar Group, Inc.
(b)
.................. 1,325,066 94,861,475
Howard Hughes Holdings, Inc.
(b)
.......... 101,297 7,791,765
Jones Lang LaSalle, Inc. ............... 154,507 39,111,902
Seaport Entertainment Group, Inc.
(b)
....... 25,571 714,710
Zillow Group, Inc. , Class A
(b)
............ 153,631 10,884,756
Zillow Group, Inc. , Class C, NVS
(b)
........ 505,694 37,446,641
321,825,146
Residential REITs — 1.5%
American Homes 4 Rent , Class A ......... 1,104,596 41,333,982
AvalonBay Communities, Inc. ........... 463,001 101,846,330
Camden Property Trust ................ 338,768 39,310,639
Equity LifeStyle Properties, Inc. .......... 619,013 41,226,266
Equity Residential ................... 1,233,335 88,504,120
Essex Property Trust, Inc. .............. 208,520 59,519,949
Invitation Homes, Inc. ................. 2,000,137 63,944,380
Mid-America Apartment Communities, Inc. ... 379,137 58,603,206
Sun Communities, Inc. ................ 402,914 49,546,334
UDR, Inc. ......................... 1,071,046 46,494,107
590,329,313
Retail REITs — 1.4%
Agree Realty Corp. .................. 351,839 24,787,057
Brixmor Property Group, Inc. ............ 983,977 27,393,920
Federal Realty Investment Trust .......... 277,362 31,050,676
Kimco Realty Corp. .................. 2,152,322 50,428,904
NNN REIT, Inc. ..................... 614,134 25,087,374
Realty Income Corp. .................. 2,842,719 151,829,622
Regency Centers Corp. ............... 591,870 43,756,949
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. ............. 1,056,328 $ 181,910,245
536,244,747
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc.
(a)
............ 401,068 8,767,346
Amkor Technology, Inc. ................ 367,907 9,451,531
Astera Labs, Inc.
(a) (b)
.................. 354,136 46,905,313
Cirrus Logic, Inc.
(a) (b)
.................. 176,136 17,539,623
Enphase Energy, Inc.
(a) (b)
............... 431,770 29,653,964
Entegris, Inc.
(b)
..................... 491,972 48,734,746
First Solar, Inc.
(a) (b)
................... 348,101 61,349,320
GLOBALFOUNDRIES, Inc.
(a) (b)
........... 321,011 13,774,582
Lattice Semiconductor Corp.
(a) (b)
.......... 445,958 25,263,521
MACOM Technology Solutions Holdings, Inc.
(a)
182,124 23,659,729
Microchip Technology, Inc. .............. 1,731,068 99,276,750
MKS Instruments, Inc. ................ 218,985 22,859,844
Monolithic Power Systems, Inc. .......... 153,318 90,718,261
ON Semiconductor Corp.
(a) (b)
............ 1,385,091 87,329,987
Onto Innovation, Inc.
(a)
................ 161,182 26,864,204
Qorvo, Inc.
(a) (b)
...................... 309,257 21,626,342
Skyworks Solutions, Inc. ............... 525,344 46,587,506
Teradyne, Inc. ...................... 510,080 64,229,274
Universal Display Corp. ............... 152,459 22,289,506
Wolfspeed, Inc.
(a) (b)
................... 410,585 2,734,496
769,615,845
Software — 6.3%
ANSYS, Inc.
(a) (b)
..................... 284,778 96,064,163
Appfolio, Inc. , Class A
(a)
............... 74,164 18,297,742
AppLovin Corp. , Class A
(a)
.............. 855,825 277,141,810
Aspen Technology, Inc.
(a)
............... 88,156 22,006,382
Bentley Systems, Inc. , Class B
(b)
.......... 460,361 21,498,859
BILL Holdings, Inc.
(a)
.................. 331,347 28,068,404
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 1,477,476 17,330,794
Confluent, Inc. , Class A
(a)
.............. 808,528 22,606,443
Datadog, Inc. , Class A
(a) (b)
.............. 974,948 139,310,320
DocuSign, Inc.
(a)
.................... 664,077 59,727,085
Dolby Laboratories, Inc. , Class A ......... 191,323 14,942,326
DoubleVerify Holdings, Inc.
(a)
............ 470,696 9,042,070
Dropbox, Inc. , Class A
(a)
............... 771,189 23,166,518
Dynatrace, Inc.
(a)
.................... 962,881 52,332,582
Elastic NV
(a)
....................... 286,139 28,350,652
Fair Isaac Corp.
(a)
.................... 77,480 154,257,256
Five9, Inc.
(a) (b)
...................... 244,610 9,940,950
Gen Digital, Inc. ..................... 1,775,099 48,602,211
Gitlab, Inc. , Class A
(a)
................. 401,838 22,643,571
Guidewire Software, Inc.
(a) (b)
............. 267,541 45,102,062
HashiCorp, Inc. , Class A
(a)
.............. 473,313 16,192,038
HubSpot, Inc.
(a) (b)
.................... 159,473 111,116,002
Informatica, Inc. , Class A
(a) (b)
............ 262,672 6,811,085
Manhattan Associates, Inc.
(a)
............ 199,918 54,025,840
MicroStrategy, Inc. , Class A
(a) (b)
........... 536,691 155,436,447
nCino, Inc.
(a) (b)
...................... 273,519 9,184,768
Nutanix, Inc. , Class A
(a)
................ 815,636 49,900,610
Palantir Technologies, Inc. , Class A
(a) (b)
..... 6,565,520 496,550,278
Pegasystems, Inc. ................... 145,674 13,576,817
Procore Technologies, Inc.
(a) (b)
........... 349,057 26,154,841
PTC, Inc.
(a)
........................ 386,126 70,996,988
RingCentral, Inc. , Class A
(a) (b)
............ 268,938 9,415,519
SentinelOne, Inc. , Class A
(a)
............. 909,300 20,186,460
Smartsheet, Inc. , Class A
(a)
............. 446,193 25,000,194
Teradata Corp.
(a)
.................... 315,633 9,831,968
Tyler Technologies, Inc.
(a) (b)
............. 138,346 79,775,837
UiPath, Inc. , Class A
(a) (b)
............... 1,390,481 17,673,014
Unity Software, Inc.
(a) (b)
................ 984,594 22,123,827

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zoom Communications, Inc. , Class A
(a)
..... 861,042 $ 70,269,638
Zscaler, Inc.
(a) (b)
..................... 303,643 54,780,234
2,429,434,605
Specialized REITs — 2.4%
Crown Castle, Inc. ................... 1,418,254 128,720,733
CubeSmart ........................ 730,219 31,289,884
Digital Realty Trust, Inc. ............... 1,081,680 191,814,314
EPR Properties ..................... 243,941 10,801,708
Extra Space Storage, Inc. .............. 682,623 102,120,401
Gaming & Leisure Properties, Inc. ........ 851,938 41,029,334
Iron Mountain, Inc. ................... 950,367 99,893,075
Lamar Advertising Co. , Class A .......... 285,377 34,741,796
National Storage Affiliates Trust .......... 230,887 8,752,926
Rayonier, Inc. ...................... 479,246 12,508,321
SBA Communications Corp. ............ 350,062 71,342,636
VICI Properties, Inc. .................. 3,402,952 99,400,228
Weyerhaeuser Co. ................... 2,378,749 66,961,784
899,377,140
Specialty Retail — 2.5%
Advance Auto Parts, Inc. ............... 194,024 9,175,395
AutoNation, Inc.
(a)
.................... 83,154 14,122,875
Bath & Body Works, Inc. ............... 720,839 27,946,928
Best Buy Co., Inc. ................... 703,987 60,402,085
Burlington Stores, Inc.
(a)
............... 207,301 59,093,223
CarMax, Inc.
(a)
...................... 504,384 41,238,436
Carvana Co. , Class A
(a) (b)
............... 353,350 71,857,256
Dick's Sporting Goods, Inc. ............. 182,825 41,837,673
Five Below, Inc.
(a)
.................... 177,967 18,679,416
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 343,827 34,279,552
GameStop Corp. , Class A
(a) (b)
............ 1,279,135 40,088,091
Gap, Inc. (The) ..................... 665,899 15,735,193
GCI Liberty, Inc., Escrow
(a) (c)
............. 262,656 3
Lithia Motors, Inc. , Class A ............. 86,130 30,785,446
Murphy USA, Inc. ................... 60,175 30,192,806
Penske Automotive Group, Inc. .......... 59,935 9,136,491
RH
(a) (b)
........................... 48,727 19,178,460
Ross Stores, Inc. .................... 1,062,900 160,784,883
Tractor Supply Co. ................... 1,760,607 93,417,808
Ulta Beauty, Inc.
(a)
................... 153,281 66,666,505
Valvoline, Inc.
(a)
..................... 423,861 15,335,291
Wayfair, Inc. , Class A
(a) (b)
............... 311,614 13,810,733
Williams-Sonoma, Inc. ................ 407,839 75,523,626
949,288,175
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co. .......... 4,236,771 90,455,061
HP, Inc. .......................... 3,147,838 102,713,954
NetApp, Inc. ....................... 672,952 78,116,268
Pure Storage, Inc. , Class A
(a) (b)
........... 1,002,408 61,577,923
Super Micro Computer, Inc.
(a) (b)
........... 1,616,124 49,259,460
Western Digital Corp.
(a)
................ 1,126,176 67,153,875
449,276,541
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.
(a) (b)
................. 190,084 5,314,749
Birkenstock Holding plc
(a) (b)
............. 128,156 7,261,319
Capri Holdings Ltd.
(a)
................. 370,425 7,801,150
Carter's, Inc. ....................... 115,578 6,263,172
Columbia Sportswear Co. .............. 109,388 9,180,935
Crocs, Inc.
(a) (b)
...................... 186,111 20,384,738
Deckers Outdoor Corp.
(a) (b)
.............. 494,892 100,507,616
PVH Corp. ........................ 181,191 19,160,948
Ralph Lauren Corp. , Class A ............ 129,840 29,990,443
Skechers USA, Inc. , Class A
(a)
........... 430,508 28,947,358
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ....................... 757,469 $ 49,485,450
Under Armour, Inc. , Class A
(a)
............ 615,950 5,100,066
Under Armour, Inc. , Class C, NVS
(a)
....... 629,211 4,693,914
VF Corp.
(b)
........................ 1,150,198 24,683,249
318,775,107
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ............... 342,311 16,502,813
Core & Main, Inc. , Class A
(a) (b)
........... 626,537 31,896,999
Fastenal Co. ....................... 1,867,149 134,266,685
Ferguson Enterprises, Inc. .............. 660,107 114,574,772
MSC Industrial Direct Co., Inc. , Class A ..... 149,709 11,181,765
SiteOne Landscape Supply, Inc.
(a) (b)
........ 145,131 19,123,912
United Rentals, Inc. .................. 213,780 150,595,183
Watsco, Inc. ....................... 112,957 53,529,193
WESCO International, Inc. .............. 138,442 25,052,464
WW Grainger, Inc. ................... 142,165 149,849,018
706,572,804
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 637,054 79,306,852
Essential Utilities, Inc. ................. 822,190 29,861,941
109,168,793
Total Long-Term Investments — 99 .7%
(Cost: $ 27,961,514,117 ) ............................ 38,293,622,072
Short-Term Securities
Money Market Funds — 2.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(f)
.................. 1,041,556,029 1,042,076,807
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 67,987,568 67,987,568
Total Short-Term Securities — 2 .9%
(Cost: $ 1,109,259,258 ) ............................ 1,110,064,375
Total Investments — 102 .6%
(Cost: $ 29,070,773,375 ) ............................ 39,403,686,447
Liabilities in Excess of Other Assets — (2.6) % ............. (1,006,389,973)
Net Assets — 100.0% ...............................
$ 38,397,296,474
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,023,503,249 $ 18,625,414
(a)
$ — $ (56,107) $ 4,251 $ 1,042,076,807 1,041,556,029 $ 4,739,713
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 36,144,065 31,843,503
(a)
— — — 67,987,568 67,987,568 2,051,694 —
$ (56,107) $ 4,251 $ 1,110,064,375 $ 6,791,407 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 99 03/21/25 $ 16,080 $ (494,604)
Russell 1000 Value E-Mini Index ................................................ 253 03/21/25 23,261 (583,632)
Russell 2000 E-Mini Index .................................................... 58 03/21/25 6,524 (276,867)
S&P Midcap 400 E-Mini Index ................................................. 170 03/21/25 53,494 (2,109,526)
$ (3,464,629)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 38,293,622,069 $ — $ 3 $ 38,293,622,072
Short-Term Securities
Money Market Funds ...................................... 1,110,064,375 — — 1,110,064,375
$ 39,403,686,444 $ — $ 3 $ 39,403,686,447
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,464,629) $ — $ — $ (3,464,629)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust